Intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
10 .	Intangible assets

	As of December 31,
	2018	2019
Copyright (Note 12(b))	—	15,573
Computer software	862	862
Domain name	484	484
Less: Accumulated amortization	(57)	(1,357)
Add: translation difference	—	(21)

Intangible assets, net	1,289	15,541

Amortization expense was nil,
 RMB
57 and RMB

1,300 for the years ended December 31, 2017, 2018 and 2019, respectively.
The Company will record estimated amortization expenses of RMB

5,453, RMB

4,315, RMB

2,871, RMB

1,836
,
 RMB411

and

RMB

171 for the years ending December 31, 2020, 2021, 2022, 2023,

2024 and thereafter, respectively.